UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6425

Nuveen California Quality Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         11/30/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California Quality Income Municipal Fund, Inc. (NUC)
	November 30, 2012
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 5.2% (3.5% of Total Investments)
$ 5,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	2/13 at 100.00	BBB+	$ 5,000,100
	Alameda County Tobacco Asset Securitization Corporation, Series 2002, 5.750%, 6/01/29
790	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BB+	778,363
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
3,635	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	2/13 at 100.00	Baa1	3,547,724
	Stanislaus County Tobacco Funding Corporation, Series 2002A, 5.500%, 6/01/33
7,025	California Statewide Financing Authority, Tobacco Settlement Asset-Backed Bonds, Pooled	2/13 at 100.00	BBB	7,024,227
	Tobacco Securitization Program, Series 2002A, 5.625%, 5/01/29
1,230	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	BB–	1,148,291
	Bonds, Series 2007A-1, 5.750%, 6/01/47
2,165	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/22 at 100.00	BB–	1,935,943
	Bonds, Series 2007A-2, 5.300%, 6/01/37
19,845	Total Consumer Staples			19,434,648
	Education and Civic Organizations – 8.4% (5.7% of Total Investments)
2,225	ABAG Finance Authority for Non-Profit Corporations, California, Revenue Bonds, The Jackson	7/22 at 100.00	A1	2,550,362
	Laboratory, Series 2012, 5.000%, 7/01/37
280	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series	10/15 at 100.00	A3	294,521
	2005A, 5.000%, 10/01/35
1,935	California Educational Facilities Authority, Revenue Bonds, University of Southern California,	10/18 at 100.00	Aa1	3,378,626
	Tender Option Bond Trust 09-11B, 18.336%, 10/01/38 (IF) (4)
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific,
	Series 2006:
195	5.000%, 11/01/21	11/15 at 100.00	A2	212,336
260	5.000%, 11/01/25	11/15 at 100.00	A2	281,570
2,450	5.000%, 11/01/30	11/15 at 100.00	A2	2,599,671
2,500	California Municipal Finance Authority, Revenue Bonds, University of La Verne, Series 2010A,	6/20 at 100.00	BBB+	2,958,350
	6.250%, 6/01/40
4,640	California State Public Works Board, Lease Revenue Bonds, University of California Regents,	3/18 at 100.00	Aa2	5,987,456
	Tender Option Bond Trust 1065, 9.296%, 3/01/33 (IF)
4,000	California State Public Works Board, Lease Revenue Refunding Bonds, Community Colleges	3/13 at 100.00	A2	4,016,760
	Projects, Series 1996B, 5.625%, 3/01/19 – AMBAC Insured
1,225	California State Public Works Board, Revenue Bonds, University of California – Davis Medical	11/14 at 100.00	Aa2	1,328,121
	Center, Series 2004II-A, 5.000%, 11/01/23 – NPFG Insured
785	California Statewide Communitities Development Authority, Charter School Revenue Bonds,	12/21 at 100.00	N/R	917,006
	Rocketship 4 – Mosaic Elementary Charter School, Series 2011A, 8.500%, 12/01/41
1,300	California Statewide Communitities Development Authority, School Facility Revenue Bonds,	7/21 at 100.00	BBB	1,493,323
	Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46
3,000	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006,	9/15 at 102.00	Baa2	3,114,030
	5.000%, 9/01/34
2,500	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2003A, 5.000%,	5/13 at 100.00	Aa1	2,552,150
	5/15/33 – AMBAC Insured
27,295	Total Education and Civic Organizations			31,684,282
	Health Care – 31.4% (21.4% of Total Investments)
1,750	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Insured Revenue	2/13 at 100.00	A–	1,755,303
	Bonds, Sansum-Santa Barbara Medical Foundation Clinic, Series 2002A, 5.500%, 4/01/21
1,380	California Health Facilities Financing Authority, Revenue Bonds, Rady Children’s Hospital –	8/21 at 100.00	A+	1,541,736
	San Diego, Series 2011, 5.250%, 8/15/41
3,000	California Health Facilities Financing Authority, Revenue Bonds, St. Joseph Health System,	7/19 at 100.00	AA–	3,527,850
	Series 2009A, 5.750%, 7/01/39
14,550	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	16,299,056
	5.250%, 11/15/46 (UB)
1,500	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series	7/20 at 100.00	Baa2	1,700,130
	2010A, 5.750%, 7/01/40
	California Municipal Financing Authority, Certificates of Participation, Community Hospitals
	of Central California, Series 2007:
4,200	5.250%, 2/01/27	2/17 at 100.00	BBB	4,480,098
2,855	5.250%, 2/01/46	2/17 at 100.00	BBB	2,987,843
5,500	California Statewide Communities Development Authority, Revenue Bonds, Sutter Health, Series	8/20 at 100.00	AA–	6,744,485
	2011A, 6.000%, 8/15/42
3,400	California Statewide Communities Development Authority, Revenue Bonds, ValleyCare Health	7/17 at 100.00	N/R	3,549,396
	System, Series 2007A, 5.125%, 7/15/31
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity
	Health System, Series 2005A:
3,425	5.250%, 7/01/24	7/15 at 100.00	BBB	3,596,524
1,500	5.250%, 7/01/30	7/15 at 100.00	BBB	1,559,985
8,045	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante System,	3/16 at 100.00	A+	8,835,824
	Series 2006, 5.000%, 3/01/41
3,015	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	A+	3,375,504
	Series 2001C, 5.250%, 8/01/31
17,470	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Series	8/17 at 100.00	AA–	19,977,294
	2003A, 5.000%, 8/15/38 – AMBAC Insured (UB) (4)
1,571	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health	7/18 at 100.00	AA–	2,592,904
	System, Tender Option Bond Trust 2554, 18.294%, 7/01/47 – AGM Insured (IF)
	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center,
	Series 2005A:
3,000	5.000%, 12/01/22	12/15 at 100.00	BBB	3,097,200
1,000	5.000%, 12/01/23	12/15 at 100.00	BBB	1,028,290
3,025	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/17 at 100.00	BBB	3,586,864
	2008A, 8.250%, 12/01/38
2,000	Madera County, California, Certificates of Participation, Children’s Hospital Central	3/20 at 100.00	A+	2,199,520
	California, Series 2010, 5.375%, 3/15/36
4,000	Marysville, California, Revenue Bonds, The Fremont-Rideout Health Group, Series 2011,	1/21 at 100.00	A	4,460,840
	5.250%, 1/01/42
1,675	Newport Beach, California, Revenue Bonds, Hoag Memorial Hospital Presybterian, Series 2011A,	12/21 at 100.00	AA	2,113,381
	6.000%, 12/01/40
1,000	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	11/19 at 100.00	Baa3	1,153,330
	6.750%, 11/01/39
7,835	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Baa3	8,640,516
	6.000%, 11/01/41
3,500	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011,	12/21 at 100.00	BB	4,421,515
	7.500%, 12/01/41
4,275	Upland, California, Certificates of Participation, San Antonio Community Hospital, Series	1/21 at 100.00	A	5,139,576
	2011, 6.500%, 1/01/41
104,471	Total Health Care			118,364,964
	Housing/Multifamily – 2.1% (1.5% of Total Investments)
2,055	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/20 at 100.00	BBB	2,303,943
	Series 2010A, 6.400%, 8/15/45
640	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/22 at 100.00	BBB	688,800
	Series 2012A, 5.500%, 8/15/47
1,480	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/22 at 100.00	A1	1,576,881
	Series 2012B, 7.250%, 8/15/47
1,000	Independent Cities Lease Finance Authority, California, Revenue Bonds, Morgan Hill, Hacienda	11/14 at 100.00	N/R	1,020,850
	Valley Mobile Home Park, Series 2004A, 5.950%, 11/15/39
1,980	Oceanside, California, Mobile Home Park Revenue Bonds, Laguna Vista Mobile Estates Acquisition	3/13 at 100.00	N/R	1,981,782
	Project, Series 1998, 5.800%, 3/01/28
400	Yolo County Housing Authority, California, Revenue Refunding Bonds, Russell Park Apartments,	2/13 at 100.00	A3	401,804
	Series 1992A, 7.000%, 11/01/14
7,555	Total Housing/Multifamily			7,974,060
	Housing/Single Family – 5.2% (3.5% of Total Investments)
1,390	California Housing Finance Agency, California, Home Mortgage Revenue Bonds, Series 2007G,	2/17 at 100.00	BBB	1,403,636
	5.050%, 2/01/29 (Alternative Minimum Tax)
305	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%,	2/16 at 100.00	BBB	319,149
	8/01/30 – FGIC Insured (Alternative Minimum Tax)
17,700	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006M, 4.625%, 8/01/26	2/16 at 100.00	BBB	17,766,196
	(Alternative Minimum Tax)
19,395	Total Housing/Single Family			19,488,981
	Tax Obligation/General – 23.0% (15.6% of Total Investments)
10,000	Alvord Unified School District, Riverside County, California, General Obligation Bonds, 2007	No Opt. Call	AA–	2,332,700
	Election Series 2011B, 0.000%, 8/01/41 – AGM Insured
16,000	California State, General Obligation Bonds, Various Purpose Series 2009, 6.000%, 11/01/39	11/19 at 100.00	A1	20,216,638
4,000	California State, General Obligation Bonds, Various Purpose Series 2010, 6.000%, 3/01/33	3/20 at 100.00	A1	5,148,360
7,000	California State, General Obligation Bonds, Various Purpose Series 2011, 5.000%, 9/01/41	9/21 at 100.00	A1	8,096,620
	California State, General Obligation Bonds, Various Purpose Series 2012:
3,000	5.250%, 2/01/28	2/22 at 100.00	A1	3,695,700
6,500	5.000%, 4/01/42	4/22 at 100.00	A1	7,571,590
30	California, General Obligation Bonds, Series 2000, 5.500%, 6/01/25	2/13 at 100.00	A1	30,115
3,610	Hartnell Community College District, California, General Obligation Bonds, Series 2006B,	6/16 at 100.00	Aa2	3,945,766
	5.000%, 6/01/29 – AGM Insured (UB)
2,645	Long Beach Community College District, California, General Obligation Bonds, Series 2005B,	5/15 at 100.00	Aa2	2,865,117
	5.000%, 5/01/30 – FGIC Insured
11,800	New Haven Unified School District, Alameda County, California, General Obligation Bonds,	8/14 at 100.00	Aa3	5,767,014
	Series 2004A, 0.000%, 8/01/27 – NPFG Insured
565	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AA–	622,720
	Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured
1,500	Sacramento City Unified School District, Sacramento County, California, General Obligation	7/15 at 100.00	AA–	1,639,275
	Bonds, Series 2005, 5.000%, 7/01/27 – NPFG Insured
515	San Joaquin Delta Community College District, California, General Obligation Bonds, Series	8/15 at 100.00	Aa2	550,715
	2005A, 5.000%, 8/01/29 – AGM Insured
2,000	Southwestern Community College District, San Diego County, California, General Obligation	8/21 at 100.00	Aa2	2,396,060
	Bonds, Election of 2008, Series 2011C, 5.250%, 8/01/36
41,725	Yosemite Community College District, California, General Obligation Bonds, Capital	No Opt. Call	Aa2	20,005,884
	Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42
1,400	Yuba Community College District, California, General Obligation Bonds, Election 2006 Series	8/21 at 100.00	Aa2	1,627,346
	2011C, 5.250%, 8/01/47
112,290	Total Tax Obligation/General			86,511,620
	Tax Obligation/Limited – 33.6% (22.9% of Total Investments)
1,655	Bell Community Housing Authority, California, Lease Revenue Bonds, Series 2005, 5.000%,	10/15 at 100.00	N/R	1,275,293
	10/01/36 – AMBAC Insured
1,200	Burbank Public Financing Authority, California, Revenue Bonds, West Olive Redevelopment	2/13 at 100.00	BBB+	1,201,104
	Project, Series 2002, 5.125%, 12/01/22 – AMBAC Insured
3,070	California State Public Works Board, Lease Revenue Bonds, Department of General Services,	2/13 at 100.00	A2	3,081,881
	Capital East End Project, Series 2002A, 5.250%, 12/01/16 – AMBAC Insured
2,030	California State Public Works Board, Lease Revenue Bonds, Department of General Services,	2/13 at 100.00	A2	2,037,856
	Series 2002C, 5.250%, 3/01/21 – AMBAC Insured
5,115	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health,	6/14 at 100.00	A2	5,453,971
	Coalinga State Hospital, Series 2004A, 5.500%, 6/01/20
3,650	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	10/19 at 100.00	A2	4,430,662
	2009G-1, 5.750%, 10/01/30
5,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	No Opt. Call	A2	5,854,700
	2012G, 5.000%, 11/01/31
690	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	BBB	717,635
	Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured
3,000	Coachella Valley Unified School District, Riverside County, California, Certificates of	9/16 at 100.00	N/R	3,076,050
	Participation, Series 2007, 5.000%, 9/01/31 – AMBAC Insured
	Commerce Community Development Commission, California, Tax Allocation Refunding Bonds, Merged
	Area Development Projects 2 and 3, Series 1998A:
880	5.650%, 8/01/18	2/13 at 100.00	N/R	881,232
2,765	5.700%, 8/01/28	2/13 at 100.00	N/R	2,765,774
1,500	Commerce Joint Power Financing Authority, California, Tax Allocation Bonds, Redevelopment	8/13 at 100.00	BBB	1,509,135
	Projects 2 and 3, Refunding Series 2003A, 5.000%, 8/01/28 – RAAI Insured
1,250	Coronado Community Development Agency, California, Tax Allocation Bonds, Community Development	9/15 at 100.00	AA–	1,316,713
	Project, Series 2005, 5.000%, 9/01/30 – AMBAC Insured
3,065	Corona-Norco Unified School District, Riverside County, California, Special Tax Bonds,	9/13 at 100.00	BBB	3,094,087
	Community Facilities District 98-1, Series 2003, 5.500%, 9/01/33 – NPFG Insured
1,085	Dinuba Redevelopment Agency, California, Tax Allocation Bonds, Merged City of Dinuba	3/13 at 101.00	BBB+	1,093,506
	Redevelopment Project and Dinuba Redevelopment Project 2, As Amended, Refunding
	Series 2001, 5.000%, 9/01/31 – NPFG Insured
5	Dinuba Redevelopment Agency, California, Tax Allocation Bonds, Merged City of Dinuba	9/13 at 102.00	BBB+	5,133
	Redevelopment Project and Dinuba Redevelopment Project 2, As Amended, Series 2003,
	5.000%, 9/01/33 – NPFG Insured
1,490	Fontana Redevelopment Agency, California Jurupa Hills Redevelopment Project, Tax Allocation	4/13 at 100.00	A–	1,498,731
	Refunding Bonds, 1997 Series A, 5.500%, 10/01/27
1,000	Fremont, California, Special Tax Bonds, Community Facilities District 1, Pacific Commons,	3/13 at 100.00	N/R	1,004,020
	Series 2005, 6.300%, 9/01/31
8,435	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	AA–	8,955,102
	Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/35 – FGIC Insured
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Revenue Bonds, Tender Option Bonds Trust 2215:
1,885	13.620%, 6/01/45 – FGIC Insured (IF)	6/15 at 100.00	A2	2,321,717
1,320	13.620%, 6/01/45 – FGIC Insured (IF)	6/15 at 100.00	A2	1,612,670
	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment
	Project, Subordinate Lien Series 2007A-1:
115	5.000%, 5/01/23 – AMBAC Insured	5/17 at 100.00	BBB+	119,330
1,225	5.000%, 5/01/24 – AMBAC Insured	5/17 at 100.00	BBB+	1,270,619
	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds,
	Series 2006A:
320	5.000%, 9/01/26	9/16 at 100.00	N/R	330,400
735	5.125%, 9/01/36	9/16 at 100.00	N/R	754,992
3,245	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social	9/15 at 100.00	A1	3,352,961
	Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
1,350	Los Angeles Community Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds,	3/13 at 100.00	BBB–	1,356,237
	Bunker Hill Redevelopment Project, Series 2004L, 5.100%, 3/01/19
735	National City Community Development Commission, California, Tax Allocation Bonds, National	8/21 at 100.00	A–	937,676
	City Redevelopment Project, Series 2011, 6.500%, 8/01/24
275	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment	9/21 at 100.00	BBB+	326,340
	Project, Series 2011, 6.750%, 9/01/40
15,300	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue	No Opt. Call	BBB	19,185,280
	Refunding Bonds, Redevelopment Project 1, Series 1995, 7.400%, 8/01/25 – NPFG Insured
2,000	Palm Springs Financing Authority, California, Lease Revenue Bonds, Convention Center Project,	11/14 at 102.00	A	2,113,100
	Refunding Series 2004A, 5.500%, 11/01/35 – NPFG Insured
1,170	Panama-Buena Vista Union School District, California, Certificates of Participation, School	9/16 at 100.00	A1	1,276,388
	Construction Project, Series 2006, 5.000%, 9/01/24 – NPFG Insured
	Perris Union High School District Financing Authority, Riverside County, California, Revenue
	Bonds, Series 2011:
255	6.000%, 9/01/33	3/13 at 103.00	N/R	263,438
555	6.125%, 9/01/41	3/13 at 103.00	N/R	573,187
2,240	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	9/18 at 100.00	BBB–	2,476,589
	Development Project, Refunding Series 2008A, 6.500%, 9/01/28
885	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series	9/21 at 100.00	BBB+	1,033,954
	2011A, 5.750%, 9/01/30
	Redding Redevelopment Agency, California, Tax Allocation Bonds, Canby-Hilltop-Cypress Area
	Project, Series 2003A:
1,500	5.000%, 9/01/17 – NPFG Insured	9/13 at 100.00	A	1,548,345
1,500	5.000%, 9/01/20 – NPFG Insured	9/13 at 100.00	A	1,545,120
600	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	A–	612,084
	2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured
4,320	Richmond Joint Powers Financing Authority, California, Tax Allocation Bonds, Series 2003A,	9/13 at 100.00	A	4,443,077
	5.250%, 9/01/22 – NPFG Insured
3,375	Riverside County Redevelopment Agency, California, Interstate 215 Corridor Redevelopment	10/20 at 100.00	A–	3,845,003
	Project Area Tax Allocation Bonds, Series 2010E, 6.500%, 10/01/40
160	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project	10/21 at 100.00	A–	184,747
	Area, Series 2011B, 6.500%, 10/01/25
1,415	Rohnert Park Community Development Commission, California, Redevelopment Project Tax	8/17 at 100.00	A–	1,460,351
	Allocation Bonds, Series 2007R, 5.000%, 8/01/37 – FGIC Insured
745	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%,	8/13 at 100.00	AA–	761,643
	8/01/25 – AMBAC Insured
8,625	Sacramento City Financing Authority, California, Capital Improvement Revenue Bonds, 300	12/16 at 100.00	Aa3	9,096,098
	Richards Boulevard Building Acquistion, Series 2006C, 5.000%, 12/01/36 – AMBAC Insured
130	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,	2/21 at 100.00	A–	157,880
	Mission Bay North Redevelopment Project, Series 2011C, 6.750%, 8/01/41
	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds,
	Mission Bay South Redevelopment Project, Series 2011D:
130	7.000%, 8/01/33	2/21 at 100.00	BBB	154,487
160	7.000%, 8/01/41	2/21 at 100.00	BBB	187,677
2,500	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center	3/13 at 100.00	AA	2,510,050
	Project, Series 2001F, 5.000%, 9/01/20 – NPFG Insured
875	San Jose Redevelopment Agency, California, Housing Set-Aside Tax Allocation Bonds, Merged Area	8/20 at 100.00	A	913,850
	Redevelopment Project, Series 2010A-1, 5.500%, 8/01/35
1,260	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/13 at 100.00	BBB	1,261,852
	Project, Series 2003, 4.900%, 8/01/33 – FGIC Insured
700	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/14 at 100.00	BBB	702,849
	Project, Series 2004A, 4.440%, 8/01/17 – NPFG Insured
1,195	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	BBB	1,228,448
	Project, Series 2006C, 5.000%, 8/01/25 – NPFG Insured
2,770	Santa Ana Community Redevelopment Agency, Orange County, California, Tax Allocation Refunding	9/13 at 100.00	A	2,814,597
	Bonds, South Main Street Redevelopment, Series 2003B, 5.000%, 9/01/19 – FGIC Insured
215	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011,	4/21 at 100.00	N/R	242,129
	7.000%, 10/01/26
1,310	Temecula Redevelopment Agency, California, Redevelopment Project 1 Tax Allocation Housing	8/21 at 100.00	A	1,630,780
	Bonds Series 2011A, 7.000%, 8/01/39
2,090	Washington Unified School District, Yolo County, California, Certificates of Participation,	8/17 at 100.00	A	2,244,827
	Series 2007, 5.125%, 8/01/37 – AMBAC Insured
375	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds,	9/21 at 100.00	A–	459,319
	Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A, 6.500%, 9/01/32
116,445	Total Tax Obligation/Limited			126,562,676
	Transportation – 5.2% (3.5% of Total Investments)
3,950	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/16 at 100.00	AA	4,530,255
	2006F, 5.000%, 4/01/31 (UB)
970	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender	4/18 at 100.00	AA	1,506,323
	Option Bond Trust 3211, 13.548%, 10/01/32 (IF)
11,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/14 at 101.00	BBB–	11,335,500
	Bonds, Series 1999, 5.875%, 1/15/29
2,000	Orange County Transportation Authority, California, Toll Road Revenue Bonds, 91 Express Lanes	8/13 at 100.00	A1	2,055,180
	Project, Series 2003A, 5.000%, 8/15/20 – AMBAC Insured
17,920	Total Transportation			19,427,258
	U.S. Guaranteed – 21.0% (14.3% of Total Investments) (5)
6,960	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, North	1/13 at 100.00	Aaa	7,888,742
	County Recycling Center, Series 1991A, 6.750%, 7/01/17 (ETM)
1,110	California State, Economic Recovery Revenue Bonds, Series 2004A, 5.000%, 7/01/15	7/14 at 100.00	Aaa	1,192,573
	(Pre-refunded 7/01/14)
2,500	California State, General Obligation Bonds, Series 2004, 5.125%, 2/01/27 (Pre-refunded 2/01/14)	2/14 at 100.00	AAA	2,641,450
1,515	California Statewide Community Development Authority, Water and Wastewater Revenue Bonds,	10/13 at 101.00	AA– (5)	1,593,810
	Pooled Financing Program, Series 2004A, 5.250%, 10/01/24 (Pre-refunded 10/01/13) – AGM Insured
4,440	Coast Community College District, Orange County, California, General Obligation Refunding	8/13 at 100.00	AA– (5)	4,580,704
	Bonds, Series 2003A, 5.000%, 8/01/22 (Pre-refunded 8/01/13) – NPFG Insured
1,615	Compton Unified School District, Los Angeles County, California, General Obligation Bonds,	9/13 at 100.00	BBB (5)	1,677,436
	Series 2003A, 5.375%, 9/01/19 (Pre-refunded 9/01/13) – NPFG Insured
12,805	Contra Costa County, California, GNMA Mortgage-Backed Securities Program Home Mortgage Revenue	No Opt. Call	Aaa	17,491,628
	Bonds, Series 1988, 8.250%, 6/01/21 (Alternative Minimum Tax) (ETM)
3,000	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds,	12/13 at 102.00	A (5)	3,230,160
	Franciscan Mobile Home Park Project, Series 2002A, 5.850%, 12/15/32 (Pre-refunded 12/15/13)
	Goleta Water District, California, Certificates of Participation Revenue Bonds, Series 2003:
520	5.250%, 12/01/20 (Pre-refunded 12/01/13)	12/13 at 100.00	BBB (5)	545,870
745	5.250%, 12/01/21 (Pre-refunded 12/01/13)	12/13 at 100.00	BBB (5)	782,064
4,850	Los Angeles County Metropolitan Transportation Authority, California, Proposition A First Tier	7/13 at 100.00	AAA	4,984,685
	Senior Sales Tax Revenue Bonds, Series 2003A, 5.000%, 7/01/16 (Pre-refunded 7/01/13) –
	AGM Insured
1,170	Los Angeles Unified School District, California, General Obligation Bonds, Series 2003F,	7/13 at 100.00	Aa2 (5)	1,202,842
	5.000%, 7/01/17 (Pre-refunded 7/01/13) – AGM Insured
2,375	Moreno Valley Unified School District, Riverside County, California, General Obligation Bonds,	8/14 at 100.00	AA– (5)	2,571,460
	Series 2004A, 5.250%, 8/01/24 (Pre-refunded 8/01/14) – AGM Insured
585	Rohnert Park Community Development Commission, California, Redevelopment Project Tax	8/17 at 100.00	BBB (5)	655,662
	Allocation Bonds, Series 2007R, 5.000%, 8/01/37 – FGIC Insured (ETM)
4,845	San Bernardino County, California, GNMA Mortgage-Backed Securities Program Single Family Home	No Opt. Call	Aaa	5,224,703
	Mortgage Revenue Bonds, Series 1989A, 7.750%, 11/01/14 (Alternative Minimum Tax) (ETM)
6,760	San Diego Unified School District, San Diego County, California, General Obligation Bonds,	7/13 at 101.00	Aa2 (5)	7,013,230
	Series 2003E, 5.250%, 7/01/21 – AGM Insured
6,865	San Ramon Valley Unified School District, Contra Costa County, California, General Obligation	8/13 at 100.00	Aa1 (5)	7,083,994
	Bonds, Series 2003, 5.000%, 8/01/23 (Pre-refunded 8/01/13) – AGM Insured
1,390	South Pasadena Unified School District, Los Angeles County, California, General Obligation	8/13 at 100.00	AA (5)	1,433,104
	Bonds, Series 2003A, 5.000%, 8/01/22 (Pre-refunded 8/01/13) – FGIC Insured
4,000	Southern California Public Power Authority, Revenue Bonds, Magnolia Power Project, Series	7/13 at 100.00	AA– (5)	4,112,280
	2003-1A, 5.000%, 7/01/20 (Pre-refunded 7/01/13) – AMBAC Insured
	Turlock Public Finance Authority, California, Sewer Revenue Bonds, Series 2003A:
1,565	5.000%, 9/15/19 (Pre-refunded 9/15/13) – FGIC Insured	9/13 at 100.00	AA (5)	1,622,952
1,650	5.000%, 9/15/20 (Pre-refunded 9/15/13) – FGIC Insured	9/13 at 100.00	AA (5)	1,711,100
71,265	Total U.S.Guaranteed			79,240,449
	Utilities – 3.4% (2.3% of Total Investments)
3,695	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A	4,325,663
	2007A, 5.000%, 11/15/35
500	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/15 at 100.00	AA–	549,780
	2005A-1, 5.000%, 7/01/31 – AGM Insured (UB)
	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005:
1,235	5.125%, 9/01/31 – SYNCORA GTY Insured	9/15 at 100.00	N/R	1,280,917
1,500	5.250%, 9/01/36 – SYNCORA GTY Insured	9/15 at 100.00	N/R	1,551,480
5,000	Merced Irrigation District, California, Revenue Certificates of Participation, Electric System	9/13 at 102.00	Baa3	5,118,200
	Project, Series 2003, 5.700%, 9/01/36
11,930	Total Utilities			12,826,040
	Water and Sewer – 8.5% (5.8% of Total Investments)
5,525	California Statewide Community Development Authority, Water and Wastewater Revenue Bonds,	10/13 at 101.00	AA–	5,775,669
	Pooled Financing Program, Series 2004A, 5.250%, 10/01/24 – AGM Insured
1,600	Eastern Municipal Water District, California, Water and Sewerage System Revenue Certificates	7/18 at 100.00	AA+	2,666,208
	of Participation, Tender Option Bond Trust 3220, 14.446%, 7/01/28 (IF)
	Goleta Water District, California, Certificates of Participation Revenue Bonds, Series 2003:
480	5.250%, 12/01/20	12/13 at 100.00	A	499,896
695	5.250%, 12/01/21	12/13 at 100.00	A	723,092
1,205	5.250%, 12/01/22 – NPFG Insured	12/13 at 100.00	A	1,258,418
850	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AA–	939,650
	5.000%, 4/01/36 – NPFG Insured
1,250	Indio Water Authority, California, Water Revenue Bonds, Series 2006, 5.000%, 4/01/31 –	4/16 at 100.00	A	1,381,838
	AMBAC Insured
670	Metropolitan Water District of Southern California, Waterworks Revenue Bonds, Tender Option	7/19 at 100.00	AAA	1,168,132
	Bond Trust 09-8B, 17.929%, 7/01/35 (IF) (4)
9,370	San Diego Public Facilities Financing Authority, California, Sewerage Revenue Bonds, Refunding	5/20 at 100.00	AA	11,488,370
	Series 2010A, 5.250%, 5/15/27
5,230	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds,	5/22 at 100.00	AA–	6,169,622
	Series 2012A, 5.000%, 11/01/43
26,875	Total Water and Sewer			32,070,895
$ 535,286	Total Investments (cost $485,848,193) – 147.0%			553,585,873
	Floating Rate Obligations-(6.7)%			(25,130,000)
	Variable Rate Demand Preferred Shares, at Liquidation value-(42.0)%(6)			(158,100,000)
	Other Assets Less Liabilities – 1.7%			6,359,697
	Net Assets Applicable to Common Shares – 100%			$ 376,715,570

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:*
Municipal Bonds	$ —	$553,585,873	$ —	$553,585,873
* Refer to the Fund’s Portfolio of Investments for industry classifications.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/ Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At November 30, 2012, the cost of investments was $460,811,250.

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2012, were as follows:

Gross unrealized:
Appreciation	$69,053,827
Depreciation	(1,404,952)
Net unrealized appreciation (depreciation) of investments	$67,648,875

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 28.6%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen California Quality Income Municipal Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         January 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         January 29, 2013

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         January 29, 2013